Voya Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 15.2%
1,590	iShares Russell 2000 ETF	$ 351,294	1.0
9,989	Vanguard S&P 500 ETF	3,638,993	10.1
11,231	Vanguard Value ETF	1,476,427	4.1

	Total Exchange-Traded Funds
	(Cost $4,364,925)	5,466,714	15.2

MUTUAL FUNDS: 84.8%
	Affiliated Investment Companies: 84.8%
34,279	Voya Intermediate Bond Fund - Class R6	351,362	1.0
12,671	Voya Large-Cap Growth Fund - Class R6	708,335	2.0
193,049	Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,888,010	8.0
423,946	Voya Multi-Manager International Equity Fund - Class I	5,778,380	16.1
322,233	Voya Multi-Manager International Factors Fund - Class I	3,399,561	9.5
76,481	Voya Multi-Manager Mid Cap Value Fund - Class I	838,229	2.3
283,140	Voya U.S. Stock Index Portfolio - Class I	5,688,286	15.9
114,710	VY® Columbia Contrarian Core Portfolio - Class I	2,563,775	7.1
73,904	VY® Invesco Comstock Portfolio - Class I	1,401,225	3.9
50,604	(1) VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	1,066,221	3.0
82,964	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	2,734,496	7.6
51,495	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	783,245	2.2
20,131	VY® T. Rowe Price Growth Equity Portfolio - Class I	2,215,867	6.2

	Total Mutual Funds
	(Cost $25,226,933)	30,416,992	84.8

	Total Investments in Securities (Cost $29,591,858)	$ 35,883,706	100.0
	Assets in Excess of Other Liabilities	12,238	0.0
	Net Assets	$ 35,895,944	100.0

(1)	Non-income producing security.

Voya Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$5,466,714	$–	$–	$5,466,714
Mutual Funds	30,416,992	–	–	30,416,992
Total Investments, at fair value	$35,883,706	$–	$–	$35,883,706

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/21	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	347,930	51,447	(35,029)	(12,986)	351,362	2,714	(636)	-
Voya Large-Cap Growth Fund - Class R6	723,006	57,631	(55,633)	(16,669)	708,335	-	13,151	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,552,709	520,050	(207,748)	22,999	2,888,010	-	52,770	-
Voya Multi-Manager International Equity Fund - Class I	5,948,607	257,742	(499,820)	71,851	5,778,380	-	115,087	-
Voya Multi-Manager International Factors Fund - Class I	3,412,005	210,275	(278,425)	55,706	3,399,561	-	48,303	-
Voya Multi-Manager Mid Cap Value Fund - Class I	811,141	35,147	(97,401)	89,342	838,229	-	14,600	-
Voya U.S. Stock Index Portfolio - Class I	5,471,299	723,351	(740,726)	234,362	5,688,286	-	99,372	-
VY® Columbia Contrarian Core Portfolio - Class I	2,499,812	145,685	(189,521)	107,799	2,563,775	-	63,666	-
VY® Invesco Comstock Portfolio - Class I	1,331,921	192,904	(316,522)	192,922	1,401,225	-	23,591	-
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	1,090,264	101,559	(183,472)	57,870	1,066,221	-	63,632	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	2,639,892	241,841	(231,415)	84,178	2,734,496	-	26,528	-
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	821,356	50,826	(72,294)	(16,643)	783,245	-	17,256	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	2,226,341	148,110	(179,483)	20,899	2,215,867	-	35,469	-
	$29,876,283	$2,736,568	$(3,087,489)	$891,630	$30,416,992	$2,714	$572,789	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $30,902,125.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$6,306,722
Gross Unrealized Depreciation	(1,325,141)

Net Unrealized Appreciation	$4,981,581